Taxation - Summary of Net Deferred Tax Asset (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Deferred tax assets	£ 6,757	£ 6,049
Deferred tax liabilities	(382)	(311)
Total	£ 6,375	£ 5,738	£ 5,369